Derivative instruments - Fair value of derivative instruments not designated as hedging (Details) - Natural gas swaps - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Assets	$ 131,804	$ 63,994
Not designated as hedges
Liabilities:
Liabilities	3,206
Not designated as hedges | Other current assets
Assets:
Assets	35,285	23,596
Not designated as hedges | Other deferred charges
Assets:
Assets	$ 99,725	$ 40,398